Stockholders' equity	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Stockholders' equity
20.	Stockholders’ equity

(1)	Common stock
The number of shares of common stock authorized as of March 31, 2024 was 3,600,000,000 and as of March 31, 2025 and 2026 was 18,000,000,000.
The following table shows the changes in the number of shares of common stock issued and outstanding during the fiscal years ended March 31, 2024, 2025 and 2026. All of the shares of common stock of Sony Group Corporation are issued with no par value, and the issued stock was fully paid.

	Number of shares
	Fiscal year ended March 31
	2024	2025* 1	2026
Balance at beginning of the fiscal year	1,261,081,781	1,261,231,889	6,149,810,645

Issuance of new shares	150,108	-	-

Decrease by cancellation of treasury stock* 2	-	(105,899,600)	-

Increase by stock split	-	4,994,478,356	-

Balance at end of the fiscal year	1,261,231,889	6,149,810,645	6,149,810,645

*1	As of October 1, 2024, Sony Group Corporation conducted a five-for-one stock split of its common stock.
*2
Included in the number of shares that were decreased by cancellation of treasury stock for the fiscal year ended March 31, 2025 were 12,612,300 shares (before the stock split) cancelled on April 10, 2024 and 93,287,300 shares (after the stock split) cancelled on December 3, 2024.

As of March
 31, 2024, 2025 and 2026, the number of shares of treasury stock, which was included in the balance of common stock shares issued above, were 39,783,003 shares, 124,806,850 shares and 242,143,391 shares, respectively.
Sony Group Corporation may purchase its own shares at any time by a resolution of the Board up to the retained earnings available for dividends to shareholders, in accordance with the Companies Act of Japan.
The Board resolved and approved the establishment of a facility for the repurchase of shares of its own common stock pursuant to the Companies Act of Japan and

Sony Group Corporation’s Articles of Incorporation as of May 10, 2022. Under the above resolution, Sony Group Corporation repurchased
798,000
shares of its common stock for an amount of

10,000

million yen during the fiscal year ended March 31, 2024. In addition, the Board resolved and approved the establishment of a facility for the repurchase of shares of its own common stock pursuant to the Companies Act of Japan and Sony Group Corporation’s Articles of Incorporation as of May 17, 2023. Under the above resolution, Sony Group Corporation repurchased
14,869,300
shares of its
co
mmon stock for an amount of
192,532
 million yen during the fiscal year ended March 31, 2024, and repurchased
572,400
shares (before the stock split) of its common stock for an amount of
7,468
 million yen during the fiscal year ended March 31, 2025.
The Board resolved and approved the establishment of a facility for the repurchase of shares of its own common stock pursuant to the Companies Act of Japan and Sony Group Corporation’s Articles of Incorporation as of May 14, 2024. Under the above resolution, Sony Group Corporation repurchased 93,287,300 shares (after the stock split) of its common stock for an amount of 250,000 million yen during the fiscal year ended March 31, 2025. In addition, the Board resolved and approved the establishment of a facility for the repurchase of shares of its own common stock pursuant to the Companies Act of Japan and Sony Group Corporation’s Articles of Incorporation as of February 13, 2025. Under the above resolution, Sony Group Corporation repurchased 7,715,800 shares of its common stock for an amount of 27,930 million yen during the fiscal year ended March 31, 2025, and repurchased 6,921,900 shares of its common stock for an amount of 22,069 million yen during the fiscal year ended March 31, 2026.
The Board resolved and approved the establishment of a facility for the repurchase of shares of its own common stock pursuant to the Companies Act of Japan and Sony Group Corporation’s Articles of Incorporation as of May 14, 2025. Under the above resolution, Sony Group Corporation repurchased 63,156,800 shares of its common stock for an amount of 250,000 million yen during the fiscal year ended March 31, 2026. In addition, the Board resolved and approved the establishment of a facility for the repurchase of shares of its own common stock pursuant to the Companies Act of Japan and Sony Group Corporation’s Articles of Incorporation as of November 11, 2025 (as subsequently amended in part by resolutions of the Board as of February 5, 2026 and February 26, 2026). Under the above resolution, Sony Group Corporation repurchased 70,793,900 shares of its common stock for an amount of 250,000 million yen during the fiscal year ended March 31,
2026.

(2)	Additional paid-in capital
Additional
paid-in
capital consists of surplus that is derived from equity transactions not recorded in common stock, and its components are capital reserves and capital surplus. The Companies Act of Japan provides that no less than
50% of the
paid-in
amount or proceeds of issuance of shares shall be incorporated in common stock, and that the remaining shall be incorporated in capital reserves. Capital reserves may be incorporated in common stock upon approval of the General Meeting of Shareholders.

(3)	Retained earnings
Retained earnings consist of legal reserves and accumulated earnings. The Companies Act of Japan provides that earnings in an amount equal to 10% of cash dividends from retained earnings shall be appropriated as a capital reserve or a legal reserve on the date of distribution of retained earnings until an aggregated amount of capital reserve and legal reserve equals 25% of common stock. Legal reserves may be used upon approval of the General Meeting of Shareholders.

(4)	Dividends
Dividends paid for the fiscal years ended March 31, 2025 and 2026 are as follows:
For the fiscal year ended March 31, 2025

(Resolution)	Type of shares	Total amount of dividends (Yen in millions)	Source of dividends	Dividends per share (Yen)		Record date	Effective date
Board of Directors May 14, 2024	Common stock	54,965	Retained earnings	45.00	*	March 31, 2024	June 10, 2024
Board of Directors November 7, 2024	Common stock	60,347	Retained earnings	50.00	*	September 30, 2024	December 5, 2024
* As of October 1, 2024, Sony Group Corporation conducted a
five-for-one
stock split of its common stock. The dividend per share amount is the amount prior to the stock split.

For the fiscal year ended March 31, 2026

(Resolution)	Type of shares	Total amount of dividends (Yen in millions)	Source of dividends	Dividends per share (Yen)	Record date	Effective date
Board of Directors May 14, 2025	Common stock	60,250	Retained earnings	10.00	March 31, 2025	June 2, 2025
Board of Directors November 11 , 2025	Common stock	74,714	Retained earnings	12.50	September 30, 2025	December 5, 2025
Dividends whose record date falls in the fiscal year ended March 31, 2026, and whose effective date falls in the subsequent period are as follows:

(Resolution)	Type of shares	Total amount of dividends (Yen in millions)	Source of dividends	Dividends per share (Yen)	Record date	Effective date
Board of Directors May 8, 2026	Common stock	73,846	Retained earnings	12.50	March 31, 2026	June 1, 2026

(5)	Dividends in kind
Upon execution of the Partial Spin-off of the Financial
 Services business, Sony Group Corporation distributed dividends in kind to shareholders appearing in Sony Group Corporation’s register of shareholders as of the record date, September 30, 2025, at the rate of one share of common stock of SFGI (“SFGI share(s)”) to one share of common stock of Sony Group Corporation held by each shareholder, effective October 1, 2025. The dividend was paid out of retained earnings, and the amount equal to the fair value of the SFGI shares distributed as dividends in kind based on IFRS Accounting
Standards was
955,700
 million
yen, with a dividend amount per share of

159.89
yen.

(6)	Other comprehensive income
Changes in accumulated other comprehensive income, net of tax, by component for the fiscal years ended March 31, 2024, 2025 and 2026 are as follows:

	Yen in millions
	Balance at April 1, 2023	Other comprehensive income attributable to Sony Group Corporation’s stockholders	Transfer to retained earnings	Balance at March 31, 2024
Changes in equity instruments measured at fair value through other comprehensive income*	(9,152)	(53,814)	(12,326)	(75,292)
Changes in debt instruments measured at fair value through other comprehensive income*	39,845	(704,636)	-	(664,791)
Cash flow hedges	18,413	1,352	-	19,765
Remeasurement of defined benefit pension plans*	-	25,875	(25,875)	-
Exchange differences on translating foreign operations	513,203	439,490	-	952,693
Insurance finance income (expenses)*	(1,183,634)	563,396	-	(620,238)
Share of other comprehensive income of investments accounted for using the equity method	6,563	5,348	(20)	11,891
Other*	192	(283)	-	(91)

Total	(614,570)	276,728	(38,221)	(376,063)

	Yen in millions
	Balance at April 1, 2024	Other comprehensive income attributable to Sony Group Corporation’s stockholders	Transfer to retained earnings	Balance at March 31, 2025
Changes in equity instruments measured at fair value through other comprehensive income*	(75,292)	(12,531)	29,508	(58,315)
Changes in debt instruments measured at fair value through other comprehensive income*	(664,791)	(681,515)	-	(1,346,306)
Cash flow hedges	19,765	(4,295)	-	15,470
Remeasurement of defined benefit pension plans*	-	10,583	(10,583)	-
Exchange differences on translating foreign operations	952,693	(79,179)	-	873,514
Insurance finance income (expenses)*	(620,238)	568,291	(8,738)	(60,685)
Share of other comprehensive income of investments accounted for using the equity method	11,891	(1,248)	(1)	10,642
Other*	(91)	(676)	-	(767)

Total	(376,063)	(200,570)	10,186	(566,447)

	Yen in millions
	Balance at April 1, 2025	Other comprehensive income attributable to Sony Group Corporation’s stockholders	Transfer to retained earnings	Transactions with noncontrolling interests shareholders and other	Transfer to held for distribution to owners	Balance at March 31, 2026
Changes in equity instruments measured at fair value through other comprehensive income*	(58,315)	(21,201)	(91)	-	4,747	(74,860)

Changes in debt instruments measured at fair value through other comprehensive income*	(1,346,306)	(262,844)	-	-	1,609,300	150

Cash flow hedges	15,470	(3,384)	-	-	-	12,086

Remeasurement of defined benefit pension plans*	-	38,184	(38,184)	-	-	-

Exchange differences on translating foreign operations	873,514	423,701	-	5,207	-	1,302,422

Insurance finance income (expenses)*	(60,685)	228,593	-	-	(167,908)	-

Share of other comprehensive income of investments accounted for using the equity method	10,642	(21,039)	(30)	-	-	(10,427)

Other*	(767)	(206)	-	-	973	-

Total	(566,447)	381,804	(38,305)	5,207	1,447,112	1,229,371

*	Some or all of the amounts are included in other comprehensive income from discontinued operations. For further information on discontinued operations, refer to Note 33.

Each component of other comprehensive income and the related tax effect including noncontrolling interests for the fiscal years ended March 31, 2024, 2025 and 2026 are as follows:

	Yen in millions
	Fiscal year ended March 31
Comprehensive income components	2024	2025	2026
Items that will not be reclassified to profit or loss

Changes in equity instruments measured at fair value through other comprehensive income

Amount incurred during the year	(72,245)	(15,131)	(27,915)

Total before tax	(72,245)	(15,131)	(27,915)

Tax expense or (benefit)	17,418	3,598	6,514

Net of tax	(54,827)	(11,533)	(21,401)

Remeasurement of defined benefit pension plans

Amount incurred during the year	38,875	15,865	51,235

Total before tax	38,875	15,865	51,235

Tax expense or (benefit)	(11,831)	(4,838)	(13,014)

Net of tax	27,044	11,027	38,221

Share of other comprehensive income of investments accounted for using the equity method

Amount incurred during the year	704	(1,287)	297

Total before tax	704	(1,287)	297

Tax expense or (benefit)	(91)	376	(54)

Net of tax	613	(911)	243

Other comprehensive income from discontinued operations

Amount incurred during the year	(243)	(2,208)	1,239

Total before tax	(243)	(2,208)	1,239

Tax expense or (benefit)	87	766	(382)

Net of tax	(156)	(1,442)	857

Total	(27,326)	(2,859)	17,920

Items that may be reclassified subsequently to profit or loss

Cash flow hedges

Amount incurred during the year	(15,032)	(5,384)	(7,416)

Reclassification to profit or loss	16,982	433	2,829

Total before tax	1,950	(4,951)	(4,587)

Tax expense or (benefit)	(598)	656	1,203

Net of tax	1,352	(4,295)	(3,384)

Exchange differences on translating foreign operations

Amount incurred during the year	441,943	(78,193)	415,503

Reclassification to profit or loss	463	(1,073)	8,857

Total before tax	442,406	(79,266)	424,360

Tax expense or (benefit)	-	-	-

Net of tax	442,406	(79,266)	424,360

	Yen in millions
	Fiscal year ended March 31
Comprehensive income components	2024	2025	2026

Share of other comprehensive income of investments accounted for using the equity method

Amount incurred during the year	4,735	(337)	(23,378)

Reclassification to profit or loss	-	-	358

Total before tax	4,735	(337)	(23,020)

Tax expense or (benefit)	-	-	1,738

Net of tax	4,735	(337)	(21,282)

Other comprehensive income from discontinued operations

Amount incurred during the year	(191,775)	(188,264)	(59,771)

Reclassification to profit or loss	(4,713)	4,537	1,451,335

Total before tax	(196,488)	(183,727)	1,391,564

Tax expense or (benefit)	54,965	69,827	16,343

Net of tax	(141,523)	(113,900)	1,407,907

Total	306,970	(197,798)	1,807,601

Total other comprehensive income	279,644	(200,657)	1,825,521